Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

29.        Subsequent events

On March 31, 2022, the board of directors of the Company authorized a share buyback program, under which the Company may repurchase up to USD20 million of its shares over the next 12 months.